Note 4 - Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Net operating loss carryforwards	$ 10,022,020	$ 8,451,214
Capitalized expenditures	1,703,849	1,782,185
Research and experimentation credit carryforwards	946,158	928,734
Stock based compensation	2,352,432	2,321,519
Property and Equipment	2,740	3,152
Accrued expenses	57,812	18,518
Inventory allowance	62,946	16,497
Gross deferred tax assets	15,147,957	13,521,819
Deferred tax asset valuation allowance	(15,147,957)	(13,521,819)
Net deferred tax assets	$ 0	$ 0